SHARE OPTION PLANS, 2018 RSA Plan Non-Performance, Executive Leadership Team (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2018 shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Bottom of Range [Member]
Stock Plan [Abstract]
Interest rate		6.00%
Top of Range [Member]
Stock Plan [Abstract]
Interest rate		9.00%
2018 Restricted Stock Awards (RSA) [Member]
Number [Abstract]
Granted during the period (in shares)	2,373,374
Exercised during the period (in shares)	(721,596)
2018 Restricted Stock Awards (RSA) [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term		13 months
2018 Restricted Stock Awards (RSA) [Member] | Top of Range [Member]
Number [Abstract]
Vested term		4 years
2018 RSA Plan Non-Performance - Executive Leadership Team [Member]
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share) | $ / shares		$ 0.61	$ 0
Granted during the period (in dollars per share) | $ / shares		0	0.61
Exercised during the period (in dollars per share) | $ / shares		0	0
Forfeited / cancelled / expired during the period (in dollars per share) | $ / shares		0.61	0
Outstanding as of end of the period (in dollars per share) | $ / shares		0.61	0.61
Vested as of end of the period (in dollars per share) | $ / shares		$ 0.61	$ 0.61
Number [Abstract]
Outstanding as of beginning of the period (in shares)		1,006,519	0
Granted during the period (in shares)	970,893	0	1,006,519
Exercised during the period (in shares)		0	0
Forfeited / cancelled / expired during the period (in shares)		(87,800)	0
Outstanding as of end of the period (in shares)		918,719	1,006,519
Option vested (in shares)		647,702	518,197
Percentage of outstanding shares vested		70.50%	51.50%
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term		24 months
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Top of Range [Member]
Number [Abstract]
Vested term		4 years
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Promissory Note [Member]
Stock Plan [Abstract]
Interest rate		3.00%
Percentage of note in recourse portion		50.00%
Percentage of note in non-recourse portion		50.00%